INCOME TAXES (Details 1) - USD ($)	Jul. 31, 2017	Jul. 31, 2016
Income Tax Disclosure [Abstract]
Non-operating loss carryforward	$ 452,000	$ 123,000
Valuation allowance	(452,000)	(123,000)
Net deferred tax asset	$ 0	$ 0